PENSIONS	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
PENSIONS

22.	PENSIONS

Defined contribution scheme
We operate a defined contribution scheme. The pension cost for the period represents contributions payable by us to the scheme. The charge to net income for the years ended December 31, 2019, 2018 and 2017 was $2.4 million, $1.9 million and $1.7 million, respectively.

Defined benefit schemes
We have two defined benefit pension plans both of which are closed to new entrants but still cover certain of our employees. Benefits are based on the employee's years of service and compensation. Net periodic pension plan costs are determined using the Projected Unit Credit Cost method. Our plans are funded by us in conformity with the funding requirements of the applicable government regulations. Plan assets consist of both fixed income and equity funds managed by professional fund managers.

We use December 31 as a measurement date for our pension plans.

The components of net periodic benefit costs are as follows:

(in thousands of $)	2019	2018	2017
Service cost	162	250	313
Interest cost	1,740	1,687	1,901
Expected return on plan assets	(375)	(926)	(843)
Recognized actuarial loss	777	1,392	1,182
Net periodic benefit cost	2,304	2,403	2,553

The components of net periodic benefit costs are recognized in the income statement within administrative expenses and vessel operating expenses.

The estimated net loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic pension benefit cost during the year ended December 31, 2019 is $0.8 million (2018: $1.4 million).
The change in projected benefit obligation and plan assets and reconciliation of funded status as of December 31 are as follows:

(in thousands of $)	2019	2018
Reconciliation of benefit obligation:
Benefit obligation at January 1	46,093	51,171
Service cost	162	250
Interest cost	1,740	1,687
Actuarial (gain)/ loss	4,581	(3,265)
Foreign currency exchange rate changes	433	(599)
Benefit payments	(3,066)	(3,151)
Benefit obligation at December 31	49,943	46,093

The accumulated benefit obligation at December 31, 2019 and 2018 was $49.2 million and $45.3 million, respectively.

(in thousands of $)	2019	2018
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	13,121	13,634
Actual return/(loss) on plan assets	1,216	(249)
Employer contributions	3,411	3,617
Foreign currency exchange rate changes	541	(730)
Benefit payments	(3,066)	(3,151)
Fair value of plan assets at December 31	15,223	13,121

(in thousands of $)	2019	2018
Projected benefit obligation	(49,943)	(46,093)
Fair value of plan assets	15,223	13,121
Unfunded status (1)	(34,720)	(32,972)

Employer contributions and benefits paid under the pension plans include $3.4 million paid from employer assets for the year ended December 31, 2019 (2018: $3.6 million).

(1) Our plan comprises two schemes. The details of these schemes are as follows:

	December 31, 2019			December 31, 2018
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Projected benefit obligation	(11,479)	(38,464)	(49,943)	(9,818)	(36,275)	(46,093)
Fair value of plan assets	14,323	900	15,223	12,291	830	13,121
Funded (unfunded) status at end of year	2,844	(37,564)	(34,720)	2,473	(35,445)	(32,972)

The fair value of our plan assets, by category, as of December 31, 2019 and 2018 is as follows:

(in thousands of $)	2019	2018
Equity securities	14,323	12,291
Cash	900	830
	15,223	13,121

The amounts recognized in accumulated other comprehensive income, as of December 31, 2019 and 2018, is $12.2 million and $9.2 million, respectively.

The actuarial loss recognized in other comprehensive income is net of tax of $0.5 million, $0.4 million, and $0.3 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The asset allocation for our Marine scheme at December 31, 2019 and 2018, by asset category are as follows:

Marine scheme	2019 (%)	2018 (%)
Cash	100	100
Total	100	100

The asset allocation for our UK scheme at December 31, 2019 and 2018, by asset category are as follows:

UK scheme	2019 (%)	2018 (%)
Equity	100	100
Total	100	100

Our investment strategy is to balance risk and reward through the selection of professional investment managers and investing in pooled funds.

We are expected to make the following contributions to the schemes during the year ended December 31, 2020, as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	—	2,900

We are expected to make the following pension disbursements as follows:

(in thousands of $)	UK scheme	Marine scheme
2020	410	3,000
2021	570	3,000
2022	360	3,000
2023	370	3,000
2024	410	3,000
2025 - 2029	2,410	12,500

The weighted average assumptions used to determine the benefit obligation for our plans for the years ended December 31 are as follows:

	2019	2018
Discount rate	2.61%	3.90%
Rate of compensation increase	2.15%	2.20%

The weighted average assumptions used to determine the net periodic benefit cost for our plans for the years ended December 31 are as follows:

	2019	2018
Discount rate	2.63%	3.40%
Expected return on plan assets	2.81%	6.75%
Rate of compensation increase	2.20%	2.32%

The overall expected long-term rate of return on assets assumption used to determine the net periodic benefit cost for our plans for the years ended December 31, 2019 and 2018 is based on the weighted average of various returns on assets using the asset allocation as at the beginning of 2019 and 2018. For equities and other asset classes, we have applied an equity risk premium over ten year governmental bonds.